INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

12.INCOME TAXES

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. Qiyu received its “high and new technology enterprises” status in 2018 and renewed it in 2021 and was entitled for a preferential income tax rate of 15% from 2018 to 2023. In November 2020, Qiyue received its “high and new technology enterprises” status in 2020 and renewed it in 2023 and was entitled to a reduced EIT rate of 15% from 2020 to 2025. Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”), Qi’ang and a certain other subsidiary benefited from a preferential tax rate of 15% as their operation falls within the encouraged industries catalogue in western China. The 40% of the enterprise income tax payables could be further reduced as they are located in an autonomous region of China. Therefore, Qicheng applied a preferential income tax rate of 9% from 2019 to 2023. Qi’ang and the certain other subsidiary applied a preferential income tax rate of 9% from 2023 to 2027. From 2021, two of the Company’s subsidiaries benefited from a preferential tax rate of 15% as they are registered in Hainan and engaged in encouraged business activities. From 2022, Beihai Borui Credit Service Co., Ltd. benefited from a preferential tax rate of 15% as it falls within the encouraged industries catalogue in western China.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

12.INCOME TAXES – continued

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax	1,053,979	945,305	935,897
Deferred tax	204,217	(208,501)	72,977
Total	1,258,196	736,804	1,008,874

Reconciliation between the income tax at PRC statutory tax rate and income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income tax expenses	7,022,709	4,742,372	5,277,451
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	1,755,677	1,185,593	1,319,363
Effect of different tax rate of subsidiary operation in other jurisdiction	11,708	7,236	(4,016)
Effect of non-deductible expenses	64,841	57,364	47,467
Effect of preferential tax rate and tax exemption	(487,655)	(418,997)	(488,462)
Effect of enacted tax rate change of deferred tax assets/liabilities	1,125	—	—
Effect of research and development super-deduction	(106,515)	(115,374)	(98,914)
Effect of withholding income tax	—	—	206,721
Effect of valuation allowance movement of deferred tax assets	19,015	20,982	26,715
Income tax expense	1,258,196	736,804	1,008,874

The effect of the preferential tax rates on the income per share is as follows:

	Year Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2021	2022	2023
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	486,530	418,997	488,462
Income per share effect-basic	1.58	1.34	1.52
Income per share effect-diluted	1.51	1.30	1.49

12.INCOME TAXES – continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Guarantee liabilities	1,909,361	2,111,910
Provision for accounts receivable and contract assets and financial assets receivable	34,889	29,255
Provision for loan losses	678,636	1,132,843
Depreciation of land use rights	29,317	42,417
Net operating loss carry forwards	33,237	76,638
Others	—	17,500
Gross deferred tax assets	2,685,440	3,410,563
Valuation allowance on deferred tax assets	(49,780)	(107,302)
Total deferred tax assets	2,635,660	3,303,261
Uncollected revenues	(1,717,324)	(2,345,550)
Withholding income tax	—	(112,721)
Others	—	(2,075)
Total deferred tax liabilities	(1,717,324)	(2,460,346)
Net deferred tax assets	918,336	842,915

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Considering all the above factors, as of December 31, 2022 and 2023, the Group recorded an allowance of RMB49,780 and RMB107,302 respectively for deferred tax assets which are not more likely than not to be realized.

As of December 31, 2023, the Group had net operating loss carryforwards in PRC entities of RMB253,054, which will expire from 2024 to 2028.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

12.INCOME TAXES – continued

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.

For the year ended December 31, 2023, the Group has repatriated a portion of its earnings from its PRC subsidiaries to overseas for dividend distribution and share repurchase and paid related withholding income tax of RMB94,000 accordingly. The Company recorded a deferred tax liability of RMB112,721 as of December 31, 2023 associated with all of its earnings expected to be distributed from its PRC subsidiaries to overseas. The remaining undistributed profits of the Company’s PRC subsidiaries as of December 31, 2023 would be indefinitely reinvested with unrecognized deferred tax liabilities of approximately RMB2,005,048 if calculated at the tax rate of 10%.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.